Form 13F Cover Page

 Filing for Quarter-Ending:          September 30, 2007

 Check here if Amendment:             (  )
 Amendment Number:
 This Amendment:                      (  )  is a reinstatement
                                      (  )  adds new holdings entries

 Institutional Investment Manager Filing this Report:

 Name:      Croft-Leominster, Inc.
 Address:   300 Water Street, 4th floor
            Baltimore, MD  21202

 Form 13-F File Number:               28-03999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Carla Prescimone
Title:    Assistant Vice President
Phone:    410-576-0100

Signature, Place, and Date of Signing:

                                 Baltimore, Maryland
--------------------------------------------------------------------------------
Signature                            City, State                          Date


Report Type (Check only one):

( X )  13F Holdings Report  Check here if all holdings of this reporting manager are reported in this report.

(   )  13F Notice           Check here if no holdings reported are in this
                            report, and all holdings are reported by other reporting manager(s).

(  )  13F Combination Report  Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                              none

Form 13F Information Table Entry Total:                         156

Form 13F Information Table Value Total:                       $483.68
                                                            (thousands)

      *NOTE: Unless Otherwise Indicated

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

         SECURITY NAME                     TITLE of CLASS        CUSIP                   MARKET VALUE       QUANITY
--------------------------------------------------------------------------------------------------------------------
 AAR Corp                                       COM            000361105                    $ 5.2937        174,480
 AXT Inc                                        COM            00246W103                    $ 0.0743         12,000
 Aberdeen Asia Pacific Incom                    COM            003009107                    $ 0.0855         13,700
 Albemarle Corp                                 COM            012653101                    $ 3.1086         70,330
 AllianceBernstein Gbl Hgh In                   COM            01879R106                    $ 0.2886         21,221
 Alnylam Pharmaceuticals Inc                    COM            02043Q107                    $ 0.2982          9,100
 Altera Corp                                    COM            021441100                    $ 2.5218        104,726
 Altria Group Inc.,                              COM           02209S103                    $ 5.0959         73,290
 Ameren Corporation                              COM           023608102                    $ 0.8722         16,613
 American International Group I                 COM            026874107                   $ 10.5205        155,514
 Applied Materials Inc                          COM            038222105                    $ 0.7146         34,520
 Aquila Inc.                                     COM           03840P102                    $ 0.3086         76,964
 Asia Tigers Fund Inc                            COM           04516T105                    $ 0.4960         17,223
 Avanex Corp                                    COM            05348W109                    $ 0.0508         31,000
 BP PLC                                    SPONSORED ADR       055622104                    $ 0.5569          8,031
 Baldor Elec Co                                 COM            057741100                    $ 5.2609        131,687
 Bank of America Corp                            COM           060505104                    $ 8.0936        161,003
 Bank of New York Mellon Corp                   COM            064058100                    $ 2.1707         49,178
 Bill Barrett Corporation                        COM           06846N104                    $ 4.8358        122,706
 Berkshire Hathaway - CL A                      CL A           084670108                    $ 0.7111              6
 Berkshire Hathaway - CL B                      CL B           084670207                    $ 4.5962          1,163
 Blackrock Global Flg Inc Tr                    COM            091941104                    $ 0.2528         14,100
 Blackrock Munivest Fd Inc                      COM            09253R105                    $ 0.1133         11,850
 Boeing Co                                      COM            097023105                    $ 0.4081          3,887
 CF Inds Hldgs Inc                              COM            125269100                    $ 8.0459        105,993
 Cadbury Schweppes PLC - Sp ADR                  ADR           127209302                    $ 1.0304         22,149
 Canadian Natl Ry Co                            COM            136375102                    $ 0.2771          4,861
 Canadian Natural Resources                      COM           136385101                    $ 3.6902         48,716
 Caterpillar Inc                                 COM           149123101                    $ 7.1728         91,455
 Cavalier Homes Inc                             COM            149507105                    $ 0.0482         15,000
 Cephalon, Inc.                                  COM           156708109                    $ 2.8295         38,729
 Cepheid                                        COM            15670R107                    $ 0.2052          9,000
 Champion Enterprises Inc                       COM            158496109                    $ 0.1208         11,000
 Chicago Bridge & Iron Company            N Y REGISTRY SH      167250109                    $ 0.7832         18,189
 Cisco Sys Inc                                  COM            17275R102                    $ 5.0193        151,504
 Citigroup, Inc.                                 COM           172967101                    $ 8.4148        180,303
 Citizens Communications Compan                  COM           17453B101                    $ 0.2516         17,570
 Cogent Comm Group Inc                        COM NEW          19239V302                    $ 0.2153          9,225
 Collective Brands Inc                          COM            19421w100                    $ 6.1310        277,926
 Companhia Vale do Rio Doce                SPONSORED ADR       204412209                    $ 0.2049          6,038
 Consol Energy Inc                              COM            20854P109                    $ 0.2232          4,790
 Constellation Energy Group                      COM           210371100                    $ 0.2918          3,401
 Corning Inc                                    COM            219350105                    $ 4.1700        169,170
 Covance Inc.                                    COM           222816100                    $ 1.0115         12,985
 Cytrx Corp                                   COM NEW          232828301                    $ 0.0420         12,200
 Deere & Co                                     COM            244199105                   $ 15.4956        104,404
 Dow Chemical Co                                 COM           260543103                    $ 0.3653          8,483
 Dresser-Rand Group Inc                         COM            261608103                    $ 0.3887          9,100
 Eaton Corp                                      COM           278058102                    $ 1.4242         14,380
 Edison Intl                                    COM            281020107                    $ 0.4137          7,460
 Edwards Lifesciences Corporati                 COM            28176E108                    $ 4.6237         93,767
 Enerplus Resources Fund                    UNIT TR G NEW      29274D604                    $ 0.4738         10,038
 Enterprise Products Partners L                  COM           293792107                    $ 0.3789         12,524
 Entertainment Pptys Tr                    COM SH BEN INT      29380T105                    $ 0.3967          7,810
 Exxon Mobil Corp                                COM           30231G102                    $ 0.4674          5,050
 FMC Corp                                      COM NEW         302491303                    $ 7.4594        143,395
 FirstEnergy Corp                                COM           337932107                    $ 3.0923         48,820
 Fluor Corp                                      COM           343412102                    $ 9.6575         67,075
 Franklin Resources Inc                          COM           354613101                    $ 1.9061         14,950
 Freeport McMoran Copper & Gold                 COM            35671D857                   $ 10.5934        100,995
 Gemstar-TV Guide Intl Inc                      COM            36866W106                    $ 0.0905         13,000
 General Cable Corp Del New                     COM            369300108                    $ 8.8619        132,030
 General Electric Co                             COM           369604103                    $ 8.1932        197,904
 General Mills Inc                               COM           370334104                    $ 0.5726          9,870
 Genworth Financial Inc.                         COM           37247D106                    $ 5.3186        173,076
 Goldman Sachs Group Inc                         COM           38141G104                    $ 0.2566          1,184
 Honeywell Intl Inc                              COM           438516106                    $ 8.2406        138,568
 IMS Health Inc                                 COM            449934108                    $ 0.2598          8,480
 ITT Corp (New)                                  COM           450911102                    $ 6.4599         95,096
 ICON plc - Spons ADR                       SPONSORED ADR      45103T107                    $ 2.6792         52,503
 Icici Bk Ltd                                   COM            45104G104                    $ 0.2583          4,900
 Insured Mon Income Fd                          COM            45809F104                    $ 0.1782         13,600
 International Game Technolog                   COM            459902102                    $ 0.2026          4,700
 International Rectifier Corp                   COM            460254105                    $ 0.2066          6,262
 Invesco PLC                               SPONSORED ADR       46127u104                    $ 8.4962        311,217
 Iowa Telecommunications Servic                  COM           462594201                    $ 0.3508         17,675
 Japan Smaller Captlztn Fd Inc                  COM            47109U104                    $ 0.1775         17,100
 Johnson & Johnson                               COM           478160104                    $ 4.8927         74,471
 Kansas City Southern                          COM NEW         485170302                    $ 0.7289         22,657
 Koninklije Philips Electronics            SP ADR NEW 2000     500472303                    $ 0.2820          6,275
 Level 3 Communications Inc                     COM            52729N100                    $ 3.4301        737,665
 Liberty Global, Inc. - A                     COM SER A        530555101                    $ 0.5335         13,007
 Liberty Global, Inc. - C                     COM SER C        530555309                    $ 0.4828         12,488
 Liberty Media Hldg Corp                   INT COM SER A       53071M104                    $ 4.4913        233,801
 Liberty Media Hldg Corp                   CAP COM SER A       53071M302                    $ 8.2338         65,960
 Lincare Hldgs Inc                              COM            532791100                    $ 4.1409        112,985
 Lloyds TSB Group plc                       SPONSORED ADR      539439109                    $ 1.9646         44,189
 Lockheed Martin Corporation                     COM           539830109                    $ 0.2685          2,475
 Lowe's Companies                                COM           548661107                    $ 8.0766        288,243
 MMC Energy Inc                               COM NEW          55312q208                    $ 0.1188         25,000
 Markel Corporation                              COM           570535104                    $ 1.1088          2,291
 Marsh & McLennan Cos                            COM           571748102                    $ 7.3593        288,601
 Mattson Technology Inc                         COM            577223100                    $ 0.1211         14,000
 McDonald's Corp.                                COM           580135101                    $ 2.1261         39,033
 MFC Corp                                     COM NEW          580395309                    $ 0.0496         12,228
 Morg Stan Asia-Pacific FD NR                    COM           61744U106                    $ 0.2774         12,346
 Morgan Stanley                            MUN INCOME III      61745P437                    $ 0.1948         19,700
 Murphy Oil Corp                                COM            626717102                    $ 0.2097          3,000
 Nexen Inc.                                      COM           65334H102                    $ 8.7937        287,939
 Nobel Learning Communities, In                  COM           654889104                    $ 0.2347         15,700
 Norfolk Southern Corp                          COM            655844108                    $ 0.2292          4,415
 Oilsands Quest Inc                             COM            678046103                    $ 7.0947      1,601,518
 Optical Cable Corp                           COM NEW          683827208                    $ 0.1303         27,600
 PG&E Corp                                       COM           69331C108                    $ 1.0374         21,703
 Packaging Corp of America                       COM           695156109                    $ 0.4077         14,025
 Penn West Energy Tr                          TR UNIT          707885109                    $ 4.0923        131,711
 Pentair, Inc                                    COM           709631105                    $ 3.1984         96,395
 PerkinElmer, Inc.                               COM           714046109                    $ 2.2690         77,679
 Pfizer Inc                                      COM           717081103                    $ 4.9442        202,383
 Pharmaceutical Product Develop                  COM           717124101                    $ 6.8431        193,091
 Pinnacle West Capital Corp                     COM            723484101                    $ 3.0501         77,198
 Plum Creek Timber Co Inc                       COM            729251108                    $ 7.2939        162,955
 Potash Corp Sask Inc                           COM            73755L107                    $ 0.4788          4,530
 Potlatch Corp New                              COM            737630103                    $ 4.5114        100,186
 Procter & Gamble                                COM           742718109                    $ 3.2615         46,368
 Prudential Financial Inc.                       COM           744320102                    $ 9.2138         94,423
 Putnam Mun Bd Fd Inc                        SH BEN INT        74683V100                    $ 0.1905         15,965
 SPDR Trust Series I                         UNIT SER 1        78462F103                    $ 0.2396          1,570
 Sangamo BioSciences, Inc.                      COM            800677106                    $ 0.3965         28,100
 Sierra Pac Res New                             COM            826428104                    $ 3.0536        194,128
 Southern Union Co                              COM            844030106                    $ 3.7662        121,060
 Sycamore Networks Inc                          COM            871206108                    $ 0.0977         24,000
 Templeton Emerg Mkts Income                    COM            880192109                    $ 0.2526         17,915
 Terex Corporation                               COM           880779103                   $ 10.7873        121,178
 Textron Inc                                     COM           883203101                    $ 3.8530         61,936
 3M Co.                                          COM           88579Y101                    $ 7.1659         76,575
 Tortoise North Amrn Enrgy Co                   COM            89147T103                    $ 0.7368         29,915
 Travelers Companies Inc                        COM            89417E109                    $ 1.5285         30,364
 Triarc Companies, Inc.                         CL A           895927101                    $ 0.6608         53,766
 Triarc Cos Inc                              CL B SER 1        895927309                    $ 0.1495         11,950
 Trinity Inds Inc                               COM            896522109                    $ 2.7405         73,001
 USG Corp                                     COM NEW          903293405                    $ 4.0037        106,624
 Ultra Petroleum Corp                           COM            903914109                    $ 6.8607        110,585
 Unilever N V                                NY SHS NEW        904784709                    $ 0.5993         19,425
 United Parcel Svc Inc. CL B                     COM           911312106                    $ 0.3041          4,049
 United Technologies                            COM            913017109                    $ 7.1300         88,594
 UnitedHealth Group Inc                         COM            91324P102                    $ 5.9224        122,287
 Van Kampen Advantage Mun II                 SH BEN INT        92112K107                    $ 0.1598         12,432
 Varian Inc.                                     COM           922206107                    $ 0.8191         12,877
 Varian Medical Systems, Inc.                    COM           92220P105                    $ 0.5535         13,212
 Verisign, Inc.                                 COM            92343E102                    $ 6.3713        188,835
 Viacom Inc. - Cl B                             CL B           92553P201                    $ 3.5668         91,528
 Waddell & Reed Financial - A                   CL A           930059100                    $ 2.5228         93,335
 Waters Corporation                              COM           941848103                    $ 0.3120          4,663
 Wave Systems Corp                            COM NEW          943526301                    $ 0.0374         20,333
 Wells Fargo & Co.                               COM           949746101                    $ 0.2941          8,256
 Wesco Intl Inc                                 COM            95082p105                    $ 1.4722         34,284
 Westn Assets Worldwide Inco                    COM            957668106                    $ 0.2330         17,600
 Weyerhaeuser Co                                COM            962166104                   $ 15.6416        216,343
 Williams Cos Inc.                               COM           969457100                   $ 13.7882        404,821
 Windstream Corp                                COM            97381W104                    $ 0.1653         11,706
 Wyeth                                           COM           983024100                    $ 3.7521         84,222
 Ace Ltd                                         ORD           G0070K103                   $ 11.3155        186,817
 Amdocs Ltd                                     ORD            G02602103                    $ 4.5332        121,893
 Foster Wheeler Ltd.                          SHS NEW          G36535139                   $ 21.3734        162,808
 QIAGEN N.V.                                     ORD           N72482107                    $ 5.3019        273,154

                                                                                          $ 483.6751     12,832,252